151 Farmington Avenue         Linda T. Tudan
                     Hartford, CT  06156           Contracts and Prospectus Unit
                                                   (860) 273-0437
                                                   Fax (860) 273-3004


May 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Annuity
    Account B--File Nos. 33-75996, 811-2512

    Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus contained in Post-Effective Amendment No. 12 to the Registration Statement for the above-referenced Registrant does not differ from that which was filed electronically on April 15, 1997. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.


Should you have any questions regarding this submission, please contact me at
(860) 273-0437.

Sincerely,


/s/ Linda T. Tudan
Prospectus Unit